Other Accounts Payable (Details) - ILS (₪) ₪ in Millions	Dec. 31, 2017	Dec. 31, 2016
Other Accounts Payable [Abstract]
Interest payable	₪ 286	₪ 519
Government institutions	32	72
Deferred income and deposits from tenants	149	229
Employees	68	99
Dividend payable to non-controlling interests		101
Payables for real estate transactions		334
Other provisions (including for legal proceedings)	177	235
Accrued expenses	203	205
Dividend payable to shareholders of the Company	68
Other payables	48	26
Other accounts payable	₪ 1,031	₪ 1,820